Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation
Share Based Compensation

25. Share-Based Compensation

Share-Based Compensation Expense

Included in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2025	2024
Equity-settled plans	13	13
Cash-settled plans	460	497
Total share-based compensation expense	473	510

Liability Recognized for Share-Based Compensation

Included in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company’s cash-settled plans:

	December 31	December 31
($ millions)	2025	2024
Current liability	495	487
Long-term liability (note 21)	328	334
Total Liability	823	821

The intrinsic value of the vested awards at December 31, 2025 was $494 million (December 31, 2024 – $497 million).

Stock Option Plans

Suncor grants stock option awards as a form of retention and incentive compensation.

Stock options granted by the company provide the holder with the right to purchase common shares at the market price on the grant date, subject to fulfilling vesting terms. Options granted have a seven-year life, vest annually over a three-year period and are accounted for as equity-settled awards.

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are noted below:

	2025	2024
Annual dividend per share (dollars)	2.31	2.22
Risk-free interest rate	2.75%	3.57%
Expected life	4.4 years	4.4 years
Expected volatility	35%	45%
Weighted average fair value per option (dollars)	12.52	13.09

The expected life is based on historical stock option exercise data and current expectations. The expected volatility considers the historical volatility in the price of Suncor’s common shares over a period consistent with the expected life of the options.

Stock option plan activities:

	2025		2024
		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	8 135	40.11	17 036	39.32
Granted	1 231	56.58	1 195	45.91
Exercised as options for common shares	(4 510)	40.08	(9 796)	39.33
Forfeited/expired	(102)	48.22	(300)	43.78
Outstanding, end of year	4 754	44.23	8 135	40.11
Exercisable, end of year	2 577	38.20	5 966	38.66

For the options outstanding at December 31, 2025, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual Life	Exercise	Number	Exercise
Exercise Prices ($)	(thousands)	(years)	Price ($)	(thousands)	Price ($)
22.63-38.55	942	2	30.91	942	30.91
38.56-43.52	970	2	39.28	894	39.31
43.53-45.74	679	4	45.49	422	45.49
45.75-56.43	974	5	46.04	294	46.13
56.44-61.17	1 189	6	56.62	25	56.58
Total	4 754	4	44.23	2 577	38.20

Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2025	2024
	25 302	26 430

Share Unit Plans

Suncor grants share units as a form of retention and incentive compensation. Share unit plans are accounted for as cash-settled awards.

(a) Performance Share Units (PSUs)

A PSU, including climate change PSUs, are a time-vested award entitling employees to receive varying degrees of cash (0% – 200% of the company’s share price at time of vesting) contingent upon Suncor’s total shareholder return (stock price appreciation and dividend income) relative to a peer group of companies. PSUs vest approximately three years after the grant date.

(b) Restricted Share Units (RSUs)

A RSU is a time-vested award entitling employees to receive cash calculated based on an average of the company’s share price leading up to vesting. RSUs vest approximately three years after the grant date.

(c) Deferred Share Units (DSUs)

A DSU is redeemable for cash or a common share for a period of time after a unitholder ceases employment or Board membership. The DSU Plan is limited to executives and members of the Board of Directors. Members of the Board of Directors receive an annual grant of DSUs as part of their compensation and may elect to receive their fees in cash only or in increments of 50% or 100% allocated to DSUs. Executives may elect to receive their annual incentive bonus in cash only or in increments of 25%, 50%, 75% or 100% allocated to DSUs.

The following table presents a summary of the activity related to Suncor’s share unit plans:

(thousands)	PSU	RSU	DSU
Outstanding, December 31, 2023	2 314	26 530	1 169
Granted	616	6 379	138
Redeemed for cash	(824)	(12 570)	(418)
Forfeited/expired	(210)	(870)	—
Outstanding, December 31, 2024	1 896	19 469	889
Granted	1 040	5 038	136
Redeemed for cash	(1 217)	(7 877)	(211)
Forfeited/expired	(48)	(84)	—
Outstanding, December 31, 2025	1 671	16 546	814